Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0001350653
Registrant Name	Alphatec Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES